DETAILS OF CASH FLOWS - Changes in working capital balances (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
DETAILS OF CASH FLOWS
Accounts receivable	$ (1,626)	$ (1,191)
Prepaid expenses and other	(475)	(362)
Accounts payable and accrued liabilities	5,788	(4,681)
Deferred revenue	(245)	(1,411)
Restricted cash	335	48
Changes in working capital balances	$ 3,777	$ (7,597)